Supplemental Guarantor Information - Consolidated Statement of Comprehensive Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income	$ 670	$ 12,630	[2]	$ 15,070	$ (11,654)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	(44)	(835)	[2]	(437)	(266)
Exchange differences on translation of foreign operations	(296)	(5,579)	[2]	(7,234)	15,207
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods	(340)	(6,414)	[2]	(7,671)	14,941
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	(11)	(216)	[2]	(1,039)	0
Remeasurements of the net defined benefit liability, net of taxes	(28)	(511)	[2]	259	28
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	(39)	(727)	[2]	(780)	28
Total other comprehensive (loss) income, net of tax	(379)	(7,141)	[2]	(8,451)	14,969
Consolidated comprehensive income for the year, net of tax	291	5,489	[2]	6,619	3,315
Attributable to:
Equity holders of the parent- continuing		5,541		3,984	841
Equity holders of the parent- discontinued				2,817	2,500
Non-controllinginterest-continuing		(52)		(421)	146
Non-controlling interest- discontinued				239	(172)
Consolidated comprehensive income for the year, net of tax	$ 291	5,489	[2]	6,619	3,315
Coca-Cola FEMSA [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income		12,101		13,911	(12,803)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(819)		(396)	(192)
Exchange differences on translation of foreign operations		(5,013)		(6,937)	16,345
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods		(5,832)		(7,333)	16,053
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI		(216)		(1,039)
Remeasurements of the net defined benefit liability, net of taxes		(511)		223	(10)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(727)		(816)	(10)
Total other comprehensive (loss) income, net of tax		(6,559)		(8,149)	16,143
Consolidated comprehensive income for the year, net of tax		5,542		5,762	3,340
Attributable to:
Equity holders of the parent- continuing		5,542		5,762	3,340
Equity holders of the parent- discontinued				0	0
Non-controllinginterest-continuing		0		0	0
Non-controlling interest- discontinued				0	0
Consolidated comprehensive income for the year, net of tax		5,542		5,762	3,340
Wholly-Owned guarantors subsidiaries [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income		17,689		18,460	15,874
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		157		(1,102)	(554)
Exchange differences on translation of foreign operations		(10,391)		23,618	5,245
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods		(10,234)		22,516	4,691
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI		0		0
Remeasurements of the net defined benefit liability, net of taxes		(64)		(6)	171
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(64)		(6)	171
Total other comprehensive (loss) income, net of tax		(10,298)		22,510	4,862
Consolidated comprehensive income for the year, net of tax		7,391		40,970	20,736
Attributable to:
Equity holders of the parent- continuing		7,391		40,970	20,736
Equity holders of the parent- discontinued				0	0
Non-controllinginterest-continuing		0		0	0
Non-controlling interest- discontinued				0	0
Consolidated comprehensive income for the year, net of tax		7,391		40,970	20,736
Combined non-guarantor subsidiaries [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income		10,285		15,595	(14,754)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(330)		2,142	(266)
Exchange differences on translation of foreign operations		(5,578)		(7,127)	15,293
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods		(5,908)		(4,985)	15,027
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI		(216)		(1,039)
Remeasurements of the net defined benefit liability, net of taxes		(899)		101	32
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(1,115)		(938)	32
Total other comprehensive (loss) income, net of tax		(7,023)		(5,923)	15,059
Consolidated comprehensive income for the year, net of tax		3,262		9,672	305
Attributable to:
Equity holders of the parent- continuing		3,314		7,037	(2,169)
Equity holders of the parent- discontinued				2,817	2,500
Non-controllinginterest-continuing		(52)		(421)	146
Non-controlling interest- discontinued				239	(172)
Consolidated comprehensive income for the year, net of tax		3,262		9,672	305
Eliminations [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income		(27,445)		(32,896)	29
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		157		(1,081)	746
Exchange differences on translation of foreign operations		15,403		(16,788)	(21,676)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods		15,560		(17,869)	(20,930)
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI		216		1,039
Remeasurements of the net defined benefit liability, net of taxes		963		(59)	(165)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		1,179		980	(165)
Total other comprehensive (loss) income, net of tax		16,739		(16,889)	(21,095)
Consolidated comprehensive income for the year, net of tax		(10,706)		(49,785)	(21,066)
Attributable to:
Equity holders of the parent- continuing		(10,706)		(49,785)	(21,066)
Equity holders of the parent- discontinued				0	0
Non-controllinginterest-continuing				0	0
Non-controlling interest- discontinued				0	0
Consolidated comprehensive income for the year, net of tax		$ (10,706)		$ (49,785)	$ (21,066)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1